File No. 333-143697

As filed with the SEC on September 20, 2007
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.  _1_
(Check appropriate box or boxes)

FEDERATED EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Melanie C. Maloney, Esquire
Dickstein Shapiro LLP
2101 L Street, NW
Washington, DC  20037-1526
(202) 828-2218

Acquisition of the assets of

ROCHDALE ATLAS PORTFOLIO
a portfolio of Rochdale Investment Trust

By and in exchange for Class A Shares of

FEDERATED INTERCONTINENTAL FUND
a portfolio of Federated Equity Funds

Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, without par value, of Federated InterContinental Fund

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Exhibit 4

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of July 11, 2007, (the "Agreement") is made between Rochdale Investment Trust, a statutory trust organized under the laws of state of Delaware, (the “Rochdale Trust”), with its principal place of business located at 570 Lexington Avenue, New York, New York 10022-6837, with respect to its portfolio, the Rochdale Atlas Portfolio (the "Rochdale Fund") and Federated Equity Funds, a Massachusetts business trust (the “Federated Trust”) with its principal place of business located at 5800 Corporate Drive, Pittsburgh, PA, 15237-7000, on behalf of its newly-organized portfolio, the Federated InterContinental Fund (the "Successor Fund").

RECITALS

WHEREAS, the Board of Trustees of the Federated Trust and the Board of Trustees of the Rochdale Trust have determined that it is in the best interests of the Federated Trust and the Rochdale Trust, respectively, that the assets of the Rochdale Fund be acquired by the Successor Fund pursuant to this Agreement; and
WHEREAS, the parties desire to enter into a plan of exchange which would constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code").
AGREEMENT

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

1.           Plan of Exchange.

(a)           Subject to the terms and conditions set forth herein, the Rochdale Fund shall assign, transfer and convey its assets, including all securities and cash held by the Rochdale Fund (subject to the liabilities of the Rochdale Fund which shall be assumed by the Successor Fund) to the Successor Fund, and the Successor Fund shall acquire all of the assets of the Rochdale Fund (subject as aforesaid to the liabilities of the Rochdale Fund) in exchange for full and fractional shares of beneficial interest of the Successor Fund (the "Successor Fund Shares"), to be issued by the Federated Trust, having an aggregate number equal to the number of shares of the Rochdale Fund then outstanding, and having an aggregate net asset value equal to the net assets of the Rochdale Fund. The value of the assets of the Rochdale Fund and the net asset value per share of the Successor Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (as hereinafter defined) (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Successor Fund's assets set forth in the Successor Fund's organizational documents and the then-current prospectus and statement of additional information for the Successor Fund that forms a part of the Successor Fund's Registration Statement on Form N-1A (the "Registration Statement"). Successor Fund will not issue certificates representing Successor Fund Shares in connection with the Reorganization. In lieu of delivering certificates for the Successor Fund Shares, the Federated Trust shall credit the Successor Fund Shares to the Rochdale Fund's account on the share record books of the Federated Trust and shall deliver a confirmation thereof to the Rochdale Fund. The Rochdale Fund shall then deliver written instructions to the Federated Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Successor Fund.

(b)           When the Successor Fund Shares are distributed pursuant to paragraph 1(a), all outstanding shares of the Rochdale Fund, including any represented by certificates, shall be canceled on the Rochdale Fund's share transfer books. No redemption or repurchase of Successor Fund Shares credited to a shareholder's account in respect of shares of the Rochdale Fund represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Federated Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Federated Trust or its transfer agent have been executed and delivered thereto.

(c)           Delivery of the assets of the Rochdale Fund to be transferred shall be made on the Exchange Date (as hereinafter defined). Assets transferred shall be delivered to State Street Bank and Trust Company, the Federated Trust's custodian (the "Custodian"), for the account of the Federated Trust and the Successor Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Federated Trust and the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Federated Trust and the Successor Fund.

(d)           The Rochdale Fund will pay or cause to be paid to the Federated Trust any interest received on or after the Exchange Date with respect to assets transferred from the Rochdale Fund to the Successor Fund hereunder and to the Federated Trust and any distributions, rights or other assets received by the Rochdale Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Rochdale Fund to the Successor Fund hereunder. All such assets shall be deemed included in assets transferred to the Successor Fund on the Exchange Date and shall not be separately valued.

(e)           The Exchange Date shall be August 24, 2007, or such earlier or later date as may be mutually agreed upon by the parties.

(f)           As soon as practicable after the Exchange Date, the Rochdale Fund shall distribute all of the Successor Fund Shares received by it to the holders of shares of the Rochdale Fund in numbers equal to the number of shares that each such shareholder holds in the Rochdale Fund, and shall take all other steps necessary to effect its dissolution and termination. After the Exchange Date, the Rochdale Fund shall not conduct any business except in connection with its dissolution and termination.

2.           The Rochdale Trust’s Representations and Warranties. The Rochdale Trust, on behalf of the Rochdale Fund, represents and warrants to and agrees with the Federated Trust on behalf of the Successor Fund as follows:

(a)           The Rochdale Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and, subject to the approval of its shareholders as contemplated hereby, to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by and is valid and binding on the Rochdale Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Rochdale Trust's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

(c)           The Rochdale Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

(d)           Except as shown on the audited financial statements of the Rochdale Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Rochdale Fund's business since then, the Rochdale Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Rochdale Fund's knowledge, threatened against the Rochdale Fund.

(e)           On the Exchange Date, the Rochdale Fund will have full right, power and authority to sell, assign, transfer and deliver the Rochdale Fund's assets to be transferred by it hereunder.

(f)           For each fiscal year taxable year and fiscal year (or part thereof) of its operation, the Rochdale Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

(g)           At the Exchange Date, all Federal and other tax returns and reports of the Rochdale Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Rochdale Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

3.           The Federated Trust’s Representations and Warranties. The Federated Trust, on behalf of the Federated Trust and the Successor Fund, represents and warrants to and agrees with the Rochdale Trust, on behalf of the Rochdale Fund, as follows:

(a)           The Federated Trust, is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts; the Successor Fund is a duly organized portfolio of the Federated Trust; and the Federated Trust has the power to carry on its business as it is now being conducted and to carry out this Agreement.

(b)           This Agreement has been duly authorized, executed and delivered by the Federated Trust and is valid and binding on the Federated Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Federated Trust's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

(c)           The Federated Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

(d)           The Successor Fund does not have any liabilities of a material amount, contingent or otherwise and there are no legal, administrative or other proceedings pending or, to the Federated Trust's knowledge, threatened against the Successor Fund. Other than organizational activities, the Successor Fund has not engaged in any business activities.

(e)           At the Exchange Date, the Successor Fund Shares to be issued to the Rochdale Fund (the only Successor Fund shares to be issued as of the Exchange Date) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Federated Trust. No Federated Trust or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

4.           The Federated Trust's Conditions Precedent. The obligations of the Federated Trust hereunder shall be subject to the following conditions:

(a)           The Rochdale Fund shall have furnished to the Federated Trust a statement of the Rochdale Fund's assets, including a list of securities owned by the Rochdale Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

(b)           As of the Exchange Date, all representations and warranties of the Rochdale Trust and the Rochdale Fund made in this Agreement shall be true and correct as if made at and as of such date, and the Rochdale Trust and the Rochdale Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

(c)           A meeting of the shareholders of the Rochdale Fund to approve this Agreement and the transactions and exchange contemplated hereby shall have been duly called and held on this Agreement and the transaction contemplated hereby shall have been adopted by the vote required by applicable law.

5.           The Rochdale Trust’s Conditions Precedent. The obligations of the Rochdale Trust hereunder with respect to the Rochdale Fund shall be subject to the condition that as of the Exchange Date all representations and warranties of the Federated Trust and the Successor Fund made in this Agreement shall be true and correct as if made at and as of such date, and that the Federated Trust and the Successor Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

6.           The Federated Trust's and the Rochdale Trust’s Conditions Precedent. The obligations of both the Federated Trust and the Rochdale Trust hereunder shall be subject to the following conditions:
(a)           The post-effective amendment to the Federated Trust's Registration Statement on Form N-1A relating to the Successor Fund under the Securities Act of 1933, as amended, and the 1940 Act, if applicable, shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Federated Trust to be necessary and appropriate shall have been filed with the Securities and Exchange Commission and shall have become effective.

(b)           No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)           Each party shall have received an opinion of Reed Smith, LLP to the effect that the reorganization contemplated by this Agreement qualifies as a "reorganization" under Section 368(a)(1)(F) of the Code.

(d)           The Rochdale Fund shall receive an opinion of Reed Smith LLP, counsel to the Successor Fund, in form and substance reasonably acceptable to the Rochdale Fund, covering such matters as may be reasonably requested by the Rochdale Fund and its counsel.

(e)           The Successor Fund shall receive an opinion of counsel to the Rochdale Fund, in form and substance reasonably acceptable to the Successor Fund, covering such matters as may be reasonably requested by the Successor Fund and its counsel.

Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Rochdale Fund.

7.           Expenses. The Successor Fund, the Rochdale Fund, the Federated Trust and the Rochdale Trust will not bear any expenses associated with the transactions contemplated by this Agreement, except that the Successor Fund may incur registration fees, on an as incurred basis.

8.           Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Federated Trust or the Board of Trustees of the Rochdale Trust at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Rochdale Fund) if circumstances should develop that, in the opinion of either the Board of Trustees of the Federated Trust or the Board of Trustees of the Rochdale Trust, make proceeding with this Agreement inadvisable.

If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of the Rochdale Trust or the Trustees, officers or shareholders of the Federated Trust, in respect of this Agreement.

9.           Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of the Federated Trust, and any of the conditions set forth in Section 5 may be waived by the Board of the Rochdale Trust, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Rochdale Fund or the shareholders of the Successor Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of the Federated Trust and the Rochdale Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Rochdale Fund and the Successor Fund.

10.           No Survival of Representations. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

11.           Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

12.           Capacity of Trustees, Etc.

(a)           The names “Federated Equity Funds” and the "Board of Trustees of the Federated Equity Funds" refer, respectively, to the trust created on April 17, 1984 and the trustees, as trustees but not individually or personally, acting from time to time under the Federated Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of The Commonwealth of Massachusetts and at the principal office of the Federated Trust. The obligations of the Federated Trust entered into in the name or on behalf of the Successor Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Federated Trust personally, but bind only the Successor Fund's trust property, and all persons dealing with any portfolio of shares of the Federated Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Federated Trust.

(b)           Both parties specifically acknowledge and agree that any liability of the Federated Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Successor Fund and that no other portfolio of the Federated Trust shall be liable with respect thereto.

(c)           The names “Rochdale Investment Trust” and the "Board of Trustees of the Rochdale Investment Trust" refer, respectively, to the trust created on March 10, 1998 and the trustees, as trustees but not individually or personally, acting from time to time under the Rochdale Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the Delaware Secretary of State and at the principal office of the Rochdale Trust. The obligations of the Rochdale Trust entered into in the name or on behalf of the Acquired Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Rochdale Trust personally, but bind only the Acquired Fund's trust property, and all persons dealing with any portfolio of shares of the Rochdale Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Rochdale Trust.

(d)           Both parties specifically acknowledge and agree that any liability of the Rochdale Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Acquired Fund and that no other portfolio of the Rochdale Trust shall be liable with respect thereto.

13.           Counterparts. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

IN WITNESS WHEREOF, the Federated Trust and the Rochdale Trust have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.

ROCHDALE INVESTMENT TRUST,
on behalf of the portfolio, Rochdale Atlas Portfolio

By: Garrett D’Alessandro
Title: CEO and President

FEDERATED EQUITY FUNDS,
on behalf of its portfolio, Federated InterContinental Fund

By: John McGonigle
Title: Executive Vice President and Secretary

Exhibit 11

Reed Smith LLP
Federated Investors Tower
12th Floor
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
412.288.3131
Fax 412.288.3063

August 24, 2007

The Trustees of
Federated Equity Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Ladies and Gentlemen:

Federated InterContinental Fund (the “Fund”), a portfolio of Federated Equity Funds, a Massachusetts business trust, proposes to acquire the assets of Rochdale Atlas Portfolio, a portfolio of Rochdale Investment Trust., in exchange for Class A Shares of the Fund (“Shares”) pursuant to the Agreement and Plan of Reorganization dated July 11, 2007  ("Agreement"), included as an exhibit to the registration statement of the Fund filed on Form N-14 under the Securities Act of 1933, as amended ("N-14 Registration").

As counsel we have reviewed the appropriate documents relating to the organization of the Fund, its registration under the Investment Company Act of 1940, the registration of its securities on Form N-1A under the Securities Act of 1933 and participated in the drafting of the N-14 Registration. Specifically, we have examined and are familiar with the Declaration of Trust dated August 15 1995, (“Declaration”) the Bylaws of the Fund, and such other documents and records deemed relevant for the purpose of rendering this opinion.  We have also reviewed questions of law as deemed necessary or appropriate by us for the purposes of this opinion.

Based upon the foregoing, it is our opinion that:

1.	The Fund is duly organized and validly existing pursuant to the Declaration.

2.
The Shares which are currently being registered by the N-14 Registration may be legally and validly issued in accordance with the Declaration upon receipt of consideration sufficient to comply with the provisions of the Declaration and subject to compliance with the Investment Company Act of 1940, as amended, and applicable state laws regulating the sale of securities. Such Shares, when so issued, will be fully paid and non-assessable.

We hereby consent to the filing of this opinion as an exhibit to the N-14 Registration referred to above and to any application or registration statement filed under the securities laws of any of the States of the United States.

Very truly yours,

/s/ Reed Smith LLP
Reed Smith LLP

TPZ

Reed Smith LLP 435 Sixth Avenue Pittsburgh, PA 15219-1886 412.288.3131 Fax 412.288.3063

Exhibit 12

August 24, 2007

Federated InterContinental Fund,
  A Portfolio of Federated Equity Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237

Rochdale Atlas Portfolio,
  A Portfolio of Rochdale Investment Trust
570 Lexington Avenue
New York, New York 10022-6837

Ladies and Gentlemen:

You have requested our opinion concerning certain federal income tax consequences of a transaction (the "Reorganization") in which all of the assets of Rochdale Atlas Portfolio (the “Acquired Fund”), a portfolio of Rochdale Investment Trust, a Delaware statutory trust, will be acquired by Federated InterContinental Fund (the "Acquiring Fund"), a portfolio of Federated Equity Funds, a Massachusetts business trust, solely for Shares of the Acquiring Fund (the "Acquiring Fund Shares"), which shall thereafter be distributed to the shareholders of the Acquired Fund (the "Acquired Fund Shareholders") in liquidation of the Acquired Fund.  Both the Acquired Fund and the Acquiring Funds are separate portfolios, each of which is treated as a separate corporation under Section 851(g) of the Internal Revenue Code of 1986, as amended (the "Code").  Both the Acquiring Fund and the Acquired Fund have elected to be taxed as a Regulated Investment Company under Section 851(a) of the Code and the Acquiring Fund intends to continue to so qualify after the Reorganization.  The terms and conditions of the Reorganization are set forth in an Agreement and Plan of Reorganization dated as of July 11, 2007 (the “Agreement”), between the Acquiring Fund and the Acquired Fund, attached hereto as Annex C.  This opinion is rendered to you pursuant to paragraph 6(c) of the Agreement.

We have reviewed and relied upon the Registration Statement on Form N-14 (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") in connection with the Reorganization, the certificates provided to us by the Acquiring Fund and the Acquired Fund in connection with the rendering of this opinion, attached hereto as Annex A and Annex B, and such other documents and instruments as we have deemed necessary for the purposes of this opinion.

Based upon and subject to the foregoing, and assuming that the Reorganization will take place as described in the Agreement, we are of the opinion that, for federal income tax purposes:

(a)           The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of any liabilities of the Acquired Fund which are assumed (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) and Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(b)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares, and the assumption by the Acquiring Fund of any liabilities of the Acquired Fund which are assumed.

(c)           No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of any liabilities of the Acquired Fund which are assumed or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for such shareholders' shares of the Acquired Fund.

(d)           No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in the Reorganization.

(e)           The aggregate tax basis for Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder.  The holding period of Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of Reorganization.

(f)           The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Notwithstanding anything herein to the contrary, we express no opinion as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes as of the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

This opinion is expressed as of the date hereof and is based upon the Code, Treasury regulations promulgated thereunder, administrative positions of the Internal Revenue Service (the "Service"), and judicial decisions, all of which are subject to change either prospectively or retroactively.  There can be no assurance that changes in the law will not take place which could affect the opinions expressed herein or that contrary positions may not be taken by the Service.  We disclaim any undertaking to advise you with respect to any event subsequent to the date hereof.

The opinions contained herein are limited to those matters expressly covered; no opinion is to be implied in respect of any other matter.  This opinion is addressed solely to you and may not be relied upon by any other person without our prior written consent.  We hereby consent to the filing of a copy of this opinion with the Commission as an exhibit to the Registration Statement.

Very truly yours,

/r/ Reed Smith LLP
Reed Smith LLP

LNH:CDD:dh

        NEW YORK u LONDON u CHICAGO u PARIS u LOS ANGELES u SAN FRANCISCO u WASHINGTON, D.C. u PHILADELPHIA u PITTSBURGH u OAKLAND

        MUNICH u ABU DHABI u PRINCETON u NORTHERN VIRGINIA u WILMINGTON u BIRMINGHAM u DUBAI u CENTURY CITY u RICHMOND u GREECE

        reedsmith.com

        ROCHDALE ATLAS PORTFOLIO

        Proxy for Special Meeting of Shareholders to be held on August 24, 2007

Exhibit 17.2

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned Shareholder(s) of the Rochdale Atlas Portfolio (the “Fund”), a portfolio of Rochdale Investment Trust (the “Trust”) hereby appoints Kurt Hawkesworth or Sophia Ohanessan, true and lawful attorneys, each with the power of substitution, to vote all shares of the Rochdale Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders (the “Meeting”) to be held on August 24, 2007, at 5800 Corporate Drive, Pittsburgh, Pennsylvania, at 2:00 p.m. and at any adjournment thereof.

The attorneys named will vote the shares represented by this proxy in accordance with the choices made on this ballot.  If no choice is indicated, this proxy will be voted “For” approval of the Proposal. Discretionary authority is hereby conferred as to all other matters as may properly come before the Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF ROCHDALE INVESTMENT TRUST. THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED BY THE UNDERSIGNED SHAREHOLDER.  IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED “FOR” THE PROPOSAL.

1.
To approve a proposed Agreement and Plan of Reorganization pursuant to which Federated InterContinental Fund (“Federated Fund”) a portfolio of Federated Equity Funds, would acquire all of the assets of the Rochdale Fund in exchange for Class A Shares of the Federated Fund, to be distributed pro rata by the Rochdale Fund to its shareholders in complete liquidation and termination of the Rochdale Fund.

FOR                                           [   ]
AGAINST                                [   ]
ABSTAIN                                [   ]

YOUR VOTE IS IMPORTANT
Please complete, sign and return
this card as soon as possible.

Dated

Signature

Signature (Joint Owners)

Please sign this proxy exactly as your name appears on the books of the Trust.  Joint owners should each sign personally.  Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign.  If a corporation, this signature should be that of an authorized officer who should state his or her title.

You may also vote your shares by touchtone phone by calling 1-800-690-6903 or through the Internet at www.proxyvote.com

PART C.	OTHER INFORMATION.

Item 15                   Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits:

1.1	Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)
1.2	Conformed copies of Amendment Nos. 4-7 of the Amendment and RestatedDeclaration of Trust of the Registrant; (31)
1.3	Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
1.4	Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.5	Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.6	Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.7	Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.8	Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.9	Conformed copy of Amendment No. 14 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.10	Conformed copy of Amendment No. 15 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.11	Conformed copy of Amendment No. 16 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.12	Conformed copy of Amendment No. 17 of the Amended and Restated Declaration of the Trust of the Registrant; (24)
1.13	Conformed copy of Amendment No. 18 of the Amended and Restated Declaration of Trust of the Registrant; (25)
1.14	Conformed copy of Amendment No. 19 of the Amended and Restated Declaration of Trust of the Registrant; (29)
1.15	Conformed copies of Amendment Nos. 20-21 of the Amended and Restated Declaration of Trust of the Registrant; (31)
1.16	Conformed copies of Amendment No. 22 of the Amended and Restated Declaration of Trust of the Registrant; (33)
1.17	Conformed copies of Amendment No. 23 of the Amended and Restated Declaration of Trust of the Registrant; (34)
1.18	Conformed copy of Amendment No. 24 of the Amended and Restated Declaration of Trust of the Registrant; (36)
1.19	Conformed copy of Amendment No. 25 of the Amended and Restated Declaration of Trust of the Registrant; (39)
1.20	Conformed copy of Amendment No. 26 of the Amended and Restated Declaration of Trust of the Registrant; (40)
2.1	Copy of Amended and Restated By-Laws of the Registrant; (12)
2.2	Copy of Amendment No. 5 to Amended and Restated By-Laws of the Registrant; (18)
2.3	Copy of Amendment No. 6 to Amended and Restated By-Laws of the Registrant; (18)
2.4	Copy of Amendment No. 7 to Amended and Restated By-Laws of the Registrant; (18) C
2.5	Copy of Amendment No. 8 to Amended and Restated By-Laws of the Registrant; (24)
2.6	Copy of Amendment No. 9 to Amended and Restated By-Laws of the Registrant; (29)
2.7	Copy of Amendment No. 10 to Amended and Restated By-Laws of the Registrant; (32)
2.8	Copy of Amendment No. 11 to Amended and Restated By-Laws of the Registrant; (37)
2.9	Copy of Amendment No. 12 to Amended and Restated By-Laws of the Registrant; (39)
3.	Not Applicable
4.	Plan of Reorganization; (*)
5.1	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)
5.2	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Mid Cap Growth Strategies Fund); (8)
5.3	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)
6.1	Conformed copy of Investment Advisory Contract of the Registrant (Federated Mid Cap Growth Strategies Fund); (5)
6.2	Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit B for Federated Capital Appreciation Fund; (10)
6.3	Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Technology Fund, respectively; (19)
6.4	Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)
6.5	Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund; (23)
6.6	Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
6.7	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001; (23)
6.8	Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A; (24)
6.9	Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund; (24)
6.10	Conformed copy of Sub-Advisory Contract for Federated Market Opportunity Fund, which includes Exhibit A; (31)
6.11	Conformed copy of Sub-Advisory Contract for Federated Technology Fund, which includes Exhibit A; (31)
6.12
Conformed copy of Assignments of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory and Sub-Advisory Contracts of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Small Cap Kaufmann Fund, Federated Market Opportunity Fund, and Federated Technology Fund; (31)

6.13	Conformed copy of Assignment of Federated Investment Management Company to Federated Global Investment Management Company for Advisory Contract of Federated Large Cap Growth Fund; (31)
6.14	Conformed copy of Assignment of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Mid Cap Growth Strategies Fund; (31)
6.15	Conformed copy of Investment Advisory Contract of the Registrant, which includes Exhibit A (Federated Strategic Value Fund); (33)
6.16	Conformed copy of the Sub-Advisory Contract for Federated Absolute Advantage Fund; (36)
6.17	Conformed copy of Exhibit B to the Investment Advisory of the Registrant; (36)
6.18	Conformed copy of Assignment of Federated Global Investment Management Corp. to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Large Cap Growth Fund; (39)
7.1	Conformed copy of Distributor’s Contract of the Registrant; (10)
7.2	Conformed copies of Exhibits D and F to the Distributor’s Contract for Federated Mid Cap Growth Strategies Fund, (Class A and C Shares); (10)
7.3	Conformed copies of Exhibits G and I to the Distributor’s Contract for Federated Capital Appreciation Fund, (Class A and C Shares); (10)
7.4	Conformed copy of Distributor’s Contract (Class B Shares); (16)
7.5	Conformed copies of Exhibits M and N to the Distributor’s Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)
7.6	Conformed copies of Exhibits O and P to the Distributor’s Contract for Federated Communications Technology Fund, (Class A and C Shares); (19)
7.7	Conformed copy of Exhibits S & T to the Distributor’s Contract for for Federated Market Opportunity Fund (Class A and Class C Shares); (22)
7.8	Conformed copy of Exhibit U to the Distributor’s Contract for Federated Kaufmann Fund (Class K Shares); (23)
7.9	Conformed copy of Exhibits V & W to the Distributor’s Contract for Federated Kaufmann Fund (Class A and Class C Shares); (22)
7.10	Conformed copy of Amendment to the Distributor’s Contract of the Registrant, dated June 1, 2001; (23)
7.11	Conformed copy of Exhibit X to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Class A Shares); (24)
7.11	Conformed copy of Exhibit Y to the Distributor’s Contract for Federated Kaufmann Small Cap Fund (Class C Shares); (24)
7.12	Conformed copy of Exhibit Z to the Distributor's Contract for Federated Capital Appreciation Fund (Class K Shares); (28)
7.13
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)

7.15	Conformed copy of Amendment to the Distributor’s Contract of the Registrant, dated October 1, 2003; (31)
7.16	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant, dated June 1, 2001; (31)
7.17	Conformed copy of Amendment to the Distributor’s Contract (Class B Shares) of the Registrant, dated October 1, 2003; (31)
7.18	Conformed copy of Exhibit AA and BB to the Distributor’s Contract for Federated Strategic Value Fund (Class A and Class C Shares); (33)
7.19	Conformed copy of Exhibit CC to the Distributors Contract for Federated Strategic Value Fund (Institutional Shares); (35)
7.20	Conformed copy of Exhibits, DD, EE, FF and GG to the Distributors Contract; (36)
7.21	Conformed copy of Exhibit HH to Distributors Contract for Federated Mid-Cap Growth Strategies Fund; (39)
8.	Not Applicable
9.1	Conformed Copy of the Custodian Agreement of the Registrant; (6)
9.2	Conformed copy of Custodian Fee Schedule; (15)
9.3	Conformed copy of Amendment to Custodian contract of the Registrant dated February 3, 2006; (39)
10.1	Conformed Copy of Distribution Plan of the Registrant, including Exhibits A, B and C; (31)
10.2	The responses described in Item 23(e)(xiv) are hereby incorporated by reference;
10.3	Conformed copy of Amendment to the Distribution Plan (Class B Shares); (23)
10.4	Conformed copy of Exhibit D to the Distribution Plan of the Registrant; (33)
10.5	Conformed copy of Exhibit E to the Distribution Plan of the Registrant; (35)
10.6	Conformed copy of Exhibits H and I to the Distribution Plan of the Registrant; (39)
11.1	Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (*)
12.	Form of Opinion regarding tax consequences of Reorganization; (*)
13.1
The Registrant hereby incorporates the conformed copy of Amendment No.  2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.2
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387;

13.3
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

13.4
The Registrant herby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund, Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

13.5
The Registrant hereby incorporates by reference the conformed copy of Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

13.6
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registrant Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843);

13.7
The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005.  (File Nos. 33-54445 and 811-7193)

13.8
The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005.  (File Nos. 33-54445 and 811-7193)

13.9
The Registrant hereby incorporates the Copy of Schedule 1, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from , from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005.  (File Nos. 33-54445 and 811-7193)

13.10
The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23(h)(ix) of the Federated Stock Trust Registration statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 33-60411 and 811-07309).

14.	Conformed copy of Consent of Independent Auditors for Rochdale Atlas Portfolio(42)
15.	Not Applicable
16.1	Conformed copy of Unanimous Consent of Directors for Power of Attorney (42)
16.2	Conformed copy of Power of Attorney of the Registrant ;(42)
17.1	Form of Proxy (42)
17.2	Form of Ballot (*)
+	Exhibit is being filed electronically with registration statement; indicate by footnote
5.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
6.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
8.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
9.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
10.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
12.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 on Form N-1A filed September 3, 1996. (File Nos. 2-91090 and 811-4017)
15.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
16.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
17.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
21.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)
23.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 51 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)
24.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed December 26, 2002. (File Nos. 2-91090 and 811-4017)
25.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and 811-4017)
27.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed March 31, 2003. (File Nos. 2-91090 and 811-4017)
28.	Response is incorporated by reference to Registrant's Amendment No. 55 on Form N-1A filed September 22, 2003. (File No. 811-4017)
29.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and 811-4017)
31.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 15, 2004. (File Nos. 2-91090 and 811-4017)
32.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 67 on Form N-1A filed December 30, 2004. (File Nos. 2-91090 and 811-4017)
33.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed January 7, 2005. (File Nos. 2-91090 and 811-4017)
34.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 22, 2005. (File Nos. 2-91090 and 811-4017)
35.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed September 2, 2005. (File Nos. 2-91090 and 811-4017)
36.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 73 on Form N-1A filed October 14, 2005. (File Nos. 2-91090 and 811-4017)
37.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed November 14, 2005. (File Nos. 2-91090 and 811-4017)
38	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 76 on Form N-1A filed December 29, 2005. (File Nos. 2-91090 and 811-4017)
39.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 77 on Form N-1A filed October 17, 2006. (File Nos. 2-91090 and 811-4017)
40.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed December 11, 2006. (File Nos. 2-91090 and 811-4017)
41.	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 79 on Form N-1A filed December 29, 2006. (File Nos. 2-91090 and 811-4017)
42.	Response is incorporated by reference to registrant’s Registration Statement on Form N-14 filed June 13, 2007. (File Nos. 333-143697 and 811-4017).

Item 17.	Undertakings

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED EQUITY FUNDS, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of September, 2007.

FEDERATED EQUITY FUND

By: /s/ Todd P. Zerega
Todd P. Zerega, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ Todd P. Zerega	Attorney In Fact	September 20, 2007
Todd P. Zerega	For the Persons
ASSISTANT SECRETARY	Listed Below

NAME	TITLE

John F. Donahue*	Trustee

J. Christopher Donahue*	President and Trustee
(Principal Executive Officer)

Richard A. Novak*	Treasurer
(Principal Financial Officer)

Thomas G. Bigley*	Trustee

John T. Conroy, Jr.*	Trustee

Nicholas P. Constantakis*	Trustee

John F. Cunningham*	Trustee

Lawrence D. Ellis, M.D.*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.*	Trustee

John E. Murray, Jr., J.D., S.J.D.*	Trustee

Thomas M. O’Neil*	Trustee

Marjorie P. Smuts*	Trustee

John S. Walsh*	Trustee

James F. Will*	Trustee
* By Power of Attorney